Significant accounting policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies [Line Items]
Discount Rate For Pension Obligations	3.68%	4.642%
Amortization Period	10 years
Bottom of range [member]
Significant accounting policies [Line Items]
Cash dividend rate	30.00%
Top of range [member]
Significant accounting policies [Line Items]
Exemption From Lease As Low Value Asset	$ 5,000
SQM North America [Member]
Significant accounting policies [Line Items]
Discount Rate For Pension Obligations	4.00%	3.75%